Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 5) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Entitiees [Member] | Country Of Brazil [Member] | Oil And Gas Producing Activities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,341	10,873	10,423
Extensions and discoveries			233
Revisions of previous estimates	1,677	1,326	1,260
Production for the year	(960)	(859)	(888)
Ending balance	12,057	11,341	10,873
Sales of reserves			(155)
Consolidated Entitiees [Member] | South America One [Member] | Oil And Gas Producing Activities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	32	31	33
Extensions and discoveries	9	1	3
Revisions of previous estimates		4	(1)
Production for the year	(3)	(4)	(4)
Ending balance	38	32	31
Consolidated Entitie 2 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,372	10,904	10,455
Extensions and discoveries	9	1	236
Revisions of previous estimates	1,677	1,330	1,259
Production for the year	(964)	(863)	(892)
Ending balance	12,095	11,372	10,904
Sales of reserves			(155)
Equity Method Investeee [Member] | North America One [Member] | Oil And Gas Producing Activities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	14	17	17
Extensions and discoveries	2,000
Revisions of previous estimates	3	(1)	2
Production for the year	(2)	(3)	(2)
Ending balance	16	14	17
Equity Method Investees 2 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,386	10,921	10,473
Extensions and discoveries	11	2	237
Revisions of previous estimates	1,680	1,329	1,262
Production for the year	(966)	(865)	(894)
Ending balance	12,112	11,386	10,921
Sales of reserves			(155)